Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Accounting Policies [Line Items]
Summary of Property Plant Equipment Estimated Useful Lives	Depreciation is computed using the straight-line method over the following estimated useful lives:

Electronic equipment	3 years
Furniture and office equipment	5 years
Vehicles	4 years
Leasehold improvement	shorter of expected lives of leasehold improvement and lease term

Summary of Finite Lived Intangible Assets Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Copyright	1-3 years
Software	1- 5 years
Trademark and others	3- 5 years

Summary of Key Revenue Streams
Key revenue streams are as below:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Audio entertainment	785,101	1,167,934	1,481,120
Podcast, advertising and others	13,460	12,663	21,788

Total	798,561	1,180,597	1,502,908

Summary of Contract Liabilities Consist of Deferred Revenue
Contract liabilities primarily consist of deferred revenue which comprises unconsumed virtual currency, unamortized revenue from time-based virtual items and unamortized subscription fees for podcast services:

	January 1, 2018	December 31, 2018	December 31, 2019	December 31, 2020
Deferred revenue	5,878	10,668	14,530	17,001

Summary of Accounts Receivable	The accounts receivable arises primarily from its advertising customers.

	December 31, 2019	December 31, 2020
Accounts receivable	2,979	8,361

Service Provider Concentration Risk [Member]
Disclosure of Accounting Policies [Line Items]
Summary of Advertising and Promotional Service Providers Details

	For the year ended December 31,
	2018	2019	2020
Total number of advertising and promotional service providers	245	236	203
Number of service providers that accounted for 10% or more of the Group’s advertising and promotional expenses	—	2	3
Total percentage of the Group’s advertising and promotional expenses that were paid to these service providers who accounted for 10% or more of the Group’s advertising and promotional service expenses	—	36.0%	38.1%

Accounts Receivable [Member]
Disclosure of Accounting Policies [Line Items]
Summary of Advertising and Promotional Service Providers Details
There were two and two customers
had receivable balances derived from advertising business exceeding l0% of the total accounts receivable balances of the Group as of December 31, 2019 and 2020, respectively, as follows:

	December 31, 2019	December 31, 2020
Customer A	48.3%	—
Customer B	50.3%	68.3%
Customer C	—	21.5%